Contract assets (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of contract assets

	December 31, 2023	December 31, 2022

Revenue recognized	$71,023,301	$44,587,741
Less: progress billings	(31,857,462)	(18,497,351)
Contract assets	$39,165,839	$26,090,390
Contract assets, current	$34,280,084	$16,821,489
Contract assets, non-current	$4,885,755	$9,268,901